OPERATING LEASES - Minimum Future Revenues To Be Received Under The Company's Non-cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 581,211
2026	516,070
2027	396,014
2028	357,829
2029	242,801
Thereafter	216,654
Total minimum lease revenues	$ 2,310,579